Accumulated Other Comprehensive Income/(Loss) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Changes, Net of Tax, in Accumulated Other Comprehensive Income (Loss)

Changes, net of tax, in accumulated other comprehensive loss follow:

(MILLIONS OF DOLLARS)	Currency Translation Adjustment	Benefit Plans	Accumulated Other Comprehensive Income/(Loss)
	Net Unrealized Gains/(Losses)	Actuarial Losses
Balance, December 31, 2012	$(152)	$(5)	$(157)
Other comprehensive income/(loss), net of tax	(17)	(3)	(20)
Separation adjustments(a)	(7)	1	(6)

Balance, June 30, 2013	$(176)	$(7)	$(183)

(a)	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: Adjustments Associated with the Separation.

Changes, net of tax, in Accumulated other comprehensive income/(loss) follow:

	Currency Translation Adjustment	Benefit Plans	Accumulated Other Comprehensive Income/(Loss)
(MILLIONS OF DOLLARS)	Net Unrealized Gains/(Losses)	Actuarial Gains/(Losses)
Balance, December 31, 2009	$58	$(3)	$55
Other comprehensive loss	(121)	(8)	(129)

Balance, December 31, 2010	(63)	(11)	(74)
Other comprehensive income	4	5	9

Balance, December 31, 2011	(59)	(6)	(65)
Other comprehensive income/(loss)	(93)	1	(92)

Balance, December 31, 2012	$(152)	$(5)	$(157)